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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Permit Capital, LLC
Address:  One Tower Bridge
          100 Front Street, Suite 900
          West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul A. Frick
Title:  Vice President
Phone:  (610) 941-5006

Signature, Place, and Date of Signing:

/s/ Paul A. Frick        West Conshohocken, PA        8/14/08
-------------------  -------------------------------  --------
   [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.  Form 13F File Number  Name
---  --------------------  ------------------------
1    28-2635               Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:................           1
        Form 13F Information Table Entry Total:...........          34
        Form 13F Information Table Value Total:........... $   196,481
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ------------------------
2    28-11063              Permit Capital GP, L.P.

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
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------                     -------------- --------- --------- ------------------- ---------- -------- ----------------
                                                                                                        VOTING AUTHORITY
                                                        VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER               TITLE OF CLASS  CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------               -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN EXPRESS CO               COM       025816109    2,034     54,000  SH         OTHER       2      X
AMERICAN INTL GROUP INC           COM       026874107    5,864    221,600  SH         OTHER       2      X
BLOUNT INTL INC NEW               COM       095180105    1,832    157,781  SH         OTHER       2      X
CITIGROUP INC                     COM       172967101    6,605    394,100  SH         OTHER       2      X
DELL INC                          COM       24702R101    6,907    315,659  SH         OTHER       2      X
GENERAL ELECTRIC                  COM       369604103    3,379    126,600  SH         OTHER       2      X
GOLDMAN SACHS GROUP INC           COM       38141G104    2,099     12,000  SH         OTHER       2      X
IPASS INC                         COM       46261V108    1,901    918,197  SH         OTHER       2      X
IRON MTN INC                      COM       462846106    2,737    103,082  SH         OTHER       2      X
JOHNSON & JOHNSON                 COM       478160104    6,640    103,200  SH         OTHER       2      X
LIBERTY MEDIA HOLDG CORP     INT COM SER A  53071M104    4,315    292,323  SH         OTHER       2      X
MOTOROLA INC                      COM       620076109      942    128,400  SH         OTHER       2      X
NEWCASTLE INVESTMENT CORP         COM       65105M108      502     71,615  SH         OTHER       2      X
OMNICARE INC.                     COM       681904108    1,691     64,500  SH         OTHER       2      X
SBA COMMUNICATIONS CORP           COM       78388J106  131,508  3,651,995  SH         OTHER       2      X
TELVENT GIT SA                    SHS       E90215109    3,216    133,902  SH         OTHER       2      X
TRANSOCEAN INC                    SHS       G90073100    3,784     24,830  SH         OTHER       2      X
VODAFONE GROUP PLC           SPONS ADR NEW  92857W209    4,121    139,875  SH         OTHER       2      X
ALTRIA GROUP INC                  COM       02209S103      371     18,025  SH         OTHER      1,2     X
AMERICAN INTL GROUP INC           COM       026874107      271     10,250  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL       CL A       084670108      966          8  SH         OTHER      1,2     X
BLOCK H & R INC                   COM       093671105      155      7,250  SH         OTHER      1,2     X
BROWN FORMAN CORP                CL A       115637100      449      5,900  SH         OTHER      1,2     X
COMCAST CORP NEW               CL A SPL     20030N200      516     27,500  SH         OTHER      1,2     X
KRAFT FOODS INC                  CL A       50075N104      128      4,500  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS INC         COM       573284106      539      5,200  SH         OTHER      1,2     X
MCCLATCHY CO                     CL A       579489105       83     12,250  SH         OTHER      1,2     X
PHILIP MORRIS INTL INC            COM       718172109      908     18,375  SH         OTHER      1,2     X
SCHWEITZER-MAUDUIT INTL INC       COM       808541106       34      2,000  SH         OTHER      1,2     X
SCRIPPS E W CO OHIO              CL A       811054204      332      8,000  SH         OTHER      1,2     X
UST INC                           COM       902911106      573     10,500  SH         OTHER      1,2     X
WASHINGTON POST CO               CL B       939640108      293        500  SH         OTHER      1,2     X
WELLS FARGO & CO NEW              COM       949746101      433     18,225  SH         OTHER      1,2     X
UNILEVER NV                   N Y SHS NEW   904784709      354     12,475  SH         OTHER      1,2     X
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